Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation
Schedule of stock-based compensation expense

	Year Ended December 31,
	2009	2010	2011
Cost of sales	$1,469	$1,898	$2,422
Research, development and engineering	3,808	4,647	5,406
Sales and marketing	849	1,311	1,847
General and administrative	2,427	3,906	4,410
Total	$8,553	$11,762	$14,085

Summary of stock option activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In thousands)			(In thousands)
Outstanding—January 1, 2011	10,783	$7.64	7.41	$27,743
Granted	3,371	4.93
Exercised	(658)	3.05
Forfeited	(1,529)	9.45
Outstanding—December 31, 2011	11,967	$6.90	7.33	$1,434
Vested or expected to vest—December 31, 2011	11,382	$6.93	7.23	$1,429
Options exercisable—December 31, 2011	6,278	$6.75	5.90	$1,406

Schedule of the Black-Scholes model assumptions

	Year Ended December 31,
	2009	2010	2011
Risk-free interest rate	2.7 - 3.2%	1.9 - 3.3%	1.3 - 3.0%
Expected life	6.25 years	6.25 years	6.25 years
Expected volatility	73%	74%	74%
Expected dividends	0%	0%	0%

Summary of restricted stock unit award activity

	Shares	Weighted Average Fair Value
	(In thousands)
Non-vested—January 1, 2011	203	$10.13
Granted	5,333	2.51
Vested	(69)	10.03
Forfeited	(101)	6.73
Non-vested—December 31, 2011	5,366	$2.62